Contents of Significant Accounts - Movement of Deferred Tax (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax assets and liabilities [Line Items]
Beginning Balance	$ 4,700,868	$ 5,342,127
Amounts recognized in profit or loss during the period	(979,537)	(484,206)
Amounts recognized in other comprehensive income (loss)	(387,138)	(165,506)	$ (451,513)
Amounts recognized in equity	22	3,600
Exchange adjustments	(179,863)	4,853
Ending Balance	$ 3,154,352	$ 4,700,868	$ 5,342,127